GOODWILL (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Disclosure of reconciliation of changes in goodwill [line items]
Goodwill	$ 931	$ 1,450
Projection period	10 years
Growth rate used to extrapolate cash flow projections	3.00%
Recoverable amount of asset or cash-generating unit	$ 5,615	5,202
Amount by which unit's recoverable amount exceeds its carrying amount	4,474	4,283
United Kingdom and Ireland
Disclosure of reconciliation of changes in goodwill [line items]
Goodwill	754	767
South Korea
Disclosure of reconciliation of changes in goodwill [line items]
Goodwill	$ 177	201
Germany
Disclosure of reconciliation of changes in goodwill [line items]
Goodwill		$ 413
Terminal capitalization rate
Disclosure of reconciliation of changes in goodwill [line items]
Discount rate (percent)	6.00%	5.90%
Terminal capitalization rate, percent, assigned to key assumption for unit's recoverable amount to be equal to carrying amount	6.80%	7.70%
Discount rate
Disclosure of reconciliation of changes in goodwill [line items]
Discount rate (percent)	11.40%	11.00%
Discount rate, percent, assigned to key assumption for unit's recoverable amount to be equal to carrying amount	13.50%	11.40%
Long-Term Growth Rate
Disclosure of reconciliation of changes in goodwill [line items]
Long-term growth rate, percent, assigned to key assumption for unit's recoverable amount to be equal to carrying amount	(2.50%)	(1.70%)